Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	KINGDOM KONCRETE, INC.
Entity Central Index Key	0001376755
Document Type	10-Q
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	5,471,900
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Cash and Cash Equivalents	$ 25,469	$ 39,764
Inventory	600	3,053
Total Current Assets	26,069	42,817
Fixed Assets:
Equipment	173,884	173,884
Leasehold Improvements	7,245	7,245
Office Equipment	675	675
Less: Accumulated Depreciation	161,238	157,555
Total Fixed Assets	20,566	24,249
Total Assets	46,635	67,066
Current Liabilities
Accounts Payable - Related Party	4,000	4,000
Accounts Payable	642	500
Accrued Expenses	496	240
Due to Shareholder	55,656	60,656
Total Current Liabilities	60,794	65,396
Total Liabilities (All Current)	60,794	65,396
Preferred stock, $.001 par value, 20,000,000 shares authorized, -0- and -0- shares issued and outstanding	0	0
Common Stock, .001 par value, 20,000,000 shares authorized, 5,471,900 and 5,471,900 shares issued and outstanding, respectively	5,472	5,472
Additional Paid-in Capital	255,332	255,332
Retained Earnings (Deficit)	(274,963)	(259,134)
Total Shareholders' Equity	(14,159)	1,670
Total Liabilities and Shareholders' Equity	$ 46,635	$ 67,066

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares issued	0	0
Common Stock, shares outstanding	5,471,900	5,471,900
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Revenue	$ 20,201	$ 24,860	$ 68,967	$ 81,768
Cost of Sales	11,145	13,007	35,410	43,565
Gross Profit	9,056	11,853	33,557	38,203
Operating Expenses:
Depreciation and Amortization	1,160	4,129	3,683	11,694
General and Administrative	13,205	13,886	45,705	46,543
Total Operating Expenses	14,365	18,015	49,388	58,237
Net Operating Loss	(5,309)	(6,162)	(15,831)	(20,034)
Other Income (Expense)
Interest Income	0	4	2	20
Interest Expense	0	0	0	0
Total Other Income (Expense)	0	4	2	20
Net Loss	$ (5,309)	$ (6,158)	$ (15,829)	$ (20,014)
Basic and Diluted Earnings (Loss) per share	$ 0	$ 0	$ 0	$ 0
Basic and Diluted	5,471,900	5,471,900	5,471,900	5,471,900

Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (15,829)	$ (20,014)
Adjustments to reconcile net deficit to cash used by operating activities:
Depreciation and Amortization	3,683	11,694
(Increase) Decrease in inventory	2,453	(73)
(Decrease) in accounts payable	142	0
Increase (Decrease) in accrued expenses	256	(1,059)
CASH FLOWS (USED IN) OPERATING ACTIVITIES	(9,295)	(9,452)
CASH FLOWS USED IN INVESTING ACTIVITIES
None	0	0
CASH FLOWS USED IN INVESTING ACTIVITIES	0	0
CASH FLOWS (USED IN) FINANCING ACTIVITIES
Payments on equipment note payable	0	0
Payments on amounts due to shareholder	(5,000)	(6,000)
CASH FLOWS (USED IN) FINANCING ACTIVITIES	(5,000)	(6,000)
NET (DECREASE) IN CASH	(14,295)	(25,142)
Cash, beginning of period	39,764	69,928
Cash, end of period	25,469	47,786
SUPPLEMENTAL CASH FLOW INFORMATION
Interest Paid	0	0
Income taxes paid	$ 0	$ 0

NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Activities, History and Organization:   Kingdom Koncrete, Inc. (the “Company”) operates a ‘carry and go’ concrete business. The Company is located in Rockwall, Texas and was incorporated on August 22, 2006 under the laws of the State of Nevada.   Kingdom Koncrete Inc. is the parent company of Kingdom Concrete, Inc. (“Kingdom Texas”), a company incorporated under the laws of the State of Texas. Kingdom Texas was established in 2003 and for the past five years has been operating a single facility in Texas.   On August 22, 2006, Kingdom Koncrete, Inc. ("Koncrete Nevada"), a private holding company established under the laws of Nevada, was formed in order to acquire 100% of the outstanding common stock of Kingdom Texas.  On June 30, 2006, Koncrete Nevada issued 5,000,000 shares of common stock in exchange for a 100% equity interest in Kingdom Texas.  As a result of the share exchange, Kingdom Texas became the wholly owned subsidiary of Koncrete Nevada.  As a result, the shareholders of Kingdom Texas owned a majority of the voting stock of Koncrete Nevada.  The transaction was regarded as a reverse merger whereby Kingdom Texas was considered to be the accounting acquirer as its shareholders retained control of Koncrete Nevada after the exchange, although Koncrete Nevada is the legal parent company.  The share exchange was treated as a recapitalization of Koncrete Nevada.  As such, Kingdom Texas (and its historical financial statements) is the continuing entity for financial reporting purposes. The financial statements have been prepared as if Koncrete Nevada had always been the reporting company and, on the share exchange date, changed its name and reorganized its capital stock.   Unaudited Interim Financial Statements:   The accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States and applicable Securities and Exchange Commission (“SEC”) regulations for interim financial information. These financial statements are unaudited and, in the opinion of management, include all adjustments (consisting of normal recurring accruals) necessary to present fairly the balance sheets, statements of operations and statements of cash flows for the periods presented in accordance with accounting principles generally accepted in the United States. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to SEC rules and regulations. It is presumed that users of this interim financial information have read or have access to the audited financial statements and footnote disclosure for the preceding fiscal year contained in the Company’s Annual Report on Form 10-K. Operating results for the interim periods presented are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.   Significant Accounting Policies:   The Company’s management selects accounting principles generally accepted in the United States of America and adopts methods for their application.  The application of accounting principles requires the estimating, matching and timing of revenue and expense. It is also necessary for management to determine, measure and allocate resources and obligations within the financial process according to those principles.  The accounting policies used conform to generally accepted accounting principles which have been consistently applied in the preparation of these financial statements.   The financial statements and notes are representations of the Company’s management which is responsible for their integrity and objectivity. Management further acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud.  The Company's system of internal  accounting control is designed to assure, among other items, that  1) recorded  transactions  are valid;  2) valid  transactions  are recorded;  and  3) transactions  are  recorded in the proper  period in a timely  manner to produce financial  statements which present fairly the financial  condition,  results of operations  and cash  flows of the  Company  for the  respective  periods  being presented.   Management believes that all adjustments necessary for a fair statement of the results of the three and nine months ended September 30, 2011 and 2010 have been made.

7       Basis of Presentation:   The Company prepares its financial statements on the accrual basis of accounting.  All intercompany balance and transactions are eliminated.  Investments in subsidiaries are consolidated.   Reclassification:   Certain prior year amounts have been reclassified in the consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows to conform to current period presentation.  These reclassifications were not material to the consolidated financial statements and had no effect on net earnings reported for any period.   Use of Estimates:   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.   Recently Issued Accounting Pronouncements:   The Company does not expect the adoption of recently issued and recently announced accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.   Cash and Cash Equivalents:   Cash and cash equivalents includes cash in banks with original maturities of three months or less and are stated at cost which approximates market value, which in the opinion of management, are subject to an insignificant risk of loss in value.   Inventory:   Inventory is comprised of gravel, the primary raw material used to make concrete.   The Company uses the weighted average method for inventory tracking and valuation and calculates inventory at each month end.  Inventory is stated at the lower of cost or market value.     Revenue Recognition:   The Company recognizes revenue from the sale of products in accordance with ASC 605-15 “Revenue Recognition”.   Revenue will be recognized only when all of the following criteria have been met.   1. Persuasive evidence of an arrangement exists; 2. Ownership and all risks of loss have been transferred to buyer, which is generally upon delivery 3. The price is fixed and determinable; and 4. Collectability is reasonably assured.   Revenue is recorded net any of sales taxes charged to customers.

8       Cost of Goods Sold:   Cost of goods sold consists primarily of gravel, which is used to make concrete.   Due to large space requirements, the Company orders gravel approximately every four to six weeks and expenses all purchases when made.   At each month end, the Company approximates the amount of gravel remaining and includes it as inventory based upon the weighted average method.   Income Taxes:   The Company has adopted ASC 740-10 “Income Taxes”, which requires the use of the liability method in the computation of income tax expense and the current and deferred income taxes payable.   Advertising:   Advertising costs are expensed as incurred.  These expenses were  $267 and  $458 for the three months ended September 30, 2011 and 2010 respectively, and  $2,475 and  $3,241 for the nine months ended September 30, 2011 and 2010, respectively.   Property and Equipment:   Property and equipment are stated at cost less accumulated depreciation.  Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations.  Depreciation is computed by applying the straight-line method over the estimated useful lives which are generally five to seven years.   Earnings per Share:   Earnings per share (basic) is calculated by dividing the net income (loss) by the weighted average number of common shares outstanding for the period covered.  As the Company has no potentially dilutive securities, fully diluted earnings per share is identical to earnings per share (basic).   Comprehensive Income:   ASC 220 establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements.  For the quarters ended September 30, 2011 and 2010, the Company had no items of other comprehensive income.  Therefore, the net loss equals the comprehensive loss for the periods then ended.   Fair Value of Financial Instruments:   In accordance with the reporting requirements of ASC 820, the Company  calculates the fair value of its assets and  liabilities which qualify as financial  instruments  under this statement and includes this additional information in the notes to the financial statements  when the fair value is different  than the  carrying  value of those financial instruments.   At September 30, 2011, the Company did not have any financial instruments other than cash.

FIXED ASSETS	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
FIXED ASSETS	d Fixed assets at September 30, 2011 and December 31, 2010 are as follows:
	September 30, 2011	December 31, 2010
Equipment	$173,884	$173,884
Office Equipment	675	675
Leasehold Improvements	7,245	7,245
Less: Accumulated Depreciation	(161,238)	(157,555)
Total Fixed Assets	$20,566	$24,249

EQUITY	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
EQUITY

The Company is authorized to issue 50,000,000 common shares at a par value of  $0.001 per share.  These shares have full voting rights. The Company is authorized to issue 20,000,000 shares of preferred stock at a par value of  $.001. No preferred shares have been issued as of September 30, 2011.   No shares have been issued during the nine months ended September 30, 2011.   At September 30, 2011 there were 5,471,900 common shares outstanding.  There are no stock option plans or outstanding warrants as of September 30, 2011.

INCOME TAXES	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
INCOME TAXES

The Company has adopted ASC 740-10 which requires the use of the liability method in the computation of income tax expense and the current and deferred income taxes payable (deferred tax liability) or benefit (deferred tax asset).   Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.   The cumulative tax effect at the expected tax rate of 25% of significant items comprising the Company’s net deferred tax amounts as of September 30, 2011 and December 31, 2010 are as follows:   Deferred tax asset related to:

	September 30,	December 31,
	2011	2010
Prior Year	$64,783	$58,243
Tax Benefit for Current Period	3,960	6,540
Net Operating Loss Carryforward	68,743	64,783
Less: Valuation Allowance	(68,743)	(64,783)
Net Deferred Tax Asset	$0	$0

DUE TO SHAREHOLDER	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
DUE TO SHAREHOLDER

The Company is obligated to a shareholder for funds advanced to the Company for start up expenses and working capital.  The advances are unsecured and are to be paid back as the Company has available funds to do so.  No interest rate or payback schedule has been established.  There has been no interest paid or imputed on these advances.  The balance at September 30, 2011 and December 31, 2010 was  $55,656 and  $60,656, respectively.

COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

The Organization leases an office and operational facilities on a month to month basis. Rent expense was  $3,450 for the three months ended September 30, 2011 and 2010, and  $11,500 for the nine months ended September 30, 2011 and 2010.

FINANCIAL CONDITION AND GOING CONCERN	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
FINANCIAL CONDITION AND GOING CONCERN

Kingdom Koncrete, Inc. has an accumulated deficit through September 30, 2011 totaling about  $274,960 and had negative working capital of 34,725.  Because of this accumulated loss, Kingdom Koncrete, Inc. will require additional working capital to develop its business operations.  Kingdom Koncrete, Inc. intends to raise additional working capital either through private placements, public offerings, bank financing and/or shareholder funding.  There are no assurances that Kingdom Koncrete, Inc. will be able to either (1) achieve a level of revenues adequate to generate sufficient cash flow from operations; or (2) obtain additional financing through either private placement, bank financing and/or shareholder funding necessary to support Kingdom Koncrete, Inc.'s working capital requirements.  To the extent that funds generated from any private placements, public offerings, bank financing and/or shareholder funding are insufficient, Kingdom Koncrete, Inc. will have to raise additional working capital.  No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to Kingdom Koncrete, Inc.  If adequate working capital is not available Kingdom Koncrete, Inc. may not be able to continue its operations.   Management believes that the efforts it has made to promote its business will continue for the foreseeable future.  These conditions raise substantial doubt about Kingdom Koncrete, Inc.'s ability to continue as a going concern.  The financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might be necessary should Kingdom Koncrete, Inc. be unable to continue as a going concern.

SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

In accordance with ASC 855-10 an evaluation of subsequent events was performed through November 4, 2011, which is the date the financial statements were issued.   No items requiring disclosure were noted.

Consolidated Statement of Stockholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / (Deficit)	Total
Additional Paid-in Capital at Dec. 31, 2009		$ 255,332
Retained Earnings / (Deficit) at Dec. 31, 2009			(232,972)
Common shares, beginning value at Dec. 31, 2009	5,472
Common shares, beginning amount at Dec. 31, 2009	5,471,900
Net Loss			(26,162)
Common shares, ending value at Dec. 31, 2010	5,472			5,472
Common shares, ending amount at Dec. 31, 2010	5,471,900			5,471,900
Retained Earnings / (Deficit) at Dec. 31, 2010			(274,963)	(259,134)
Additional Paid-in Capital at Dec. 31, 2010		255,332		255,332
Net Loss			(15,829)	(15,829)
Common shares, ending value at Sep. 30, 2011	$ 5,472			$ 5,472
Common shares, ending amount at Sep. 30, 2011	5,471,900			5,471,900